Content Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Content Assets [Abstract]
Summary of film cost	Content assets, net consists of the following (in thousands):

	December 31,
	2023	2022
Released, less amortization	$21,134	$34,713
In production	225	175

Content assets, net	$21,359	$34,888